Shareholders equity	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Shareholder's equity
27 SHAREHOLDERS’ EQUITY
27.1 Share capital
On June 30, 2026, Suzano recorded a capital increase of R$14,574, bringing its share capital to R$24,283,855 divided into 1,264,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$24,250,120. The breakdown of the share capital is as set out below:

	06/30/2026		12/31/2025
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,144,533	15.52	196,065,636	15.51
Related persons	26,568,442	2.10	32,157,608	2.54
Alden Fundo de Investimento em Ações	27,154,744	2.15	27,154,744	2.15
	617,480,048	48.85	622,990,317	49.28
Treasury (Note 27.2)	30,980,893	2.45	28,208,827	2.23
Other shareholders	615,656,674	48.70	612,918,471	48.49
	1,264,117,615	100.00	1,264,117,615	100.00
On June 30, 2026, SUZB3 common shares ended the period quoted at R$39.75 and R$51.45 on December 31, 2025.

27.2 Treasury shares
On June 30, 2026, the Company had 30,980,893 (28,208,827 as of December 31, 2025) of its own common shares held in treasury, with an average cost of R$52.47 per share, with a historical value of R$1,625,577 (R$1,511,146 as at December 31, 2025) and the market corresponding to R$1,231,490 (R$1,451,344 as at December 31, 2025).
For the six-month period ended June 30, 2026, the Company granted 356,734 common shares at an average cost of R$53.57 per share, with a historical value of R$19,110, to comply with the restricted shares plan (Note 26.2).

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at December 31, 2025	28,208,827	53.57	1,511,146	1,451,344
Exercised	(356,734)	53.57	(19,110)	(18,383)
Repurchase	3,128,800	42.68	133,541	133,541
Balances at June 30, 2026	30,980,893	52.47	1,625,577	1,231,490